Property, plant and equipment - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,179,299	$ 3,127,091	$ 3,238,435
Acquisitions	628,320	436,680	250,890
Disposals and cancellations	(258,899)	(39,522)	(42,643)
Depreciation charges	(221,576)	(344,904)	(319,652)
Transfer to assets held for sale (Note 3)	(18,459)
Transfers	0	0
Translation differences	(69)	(46)	61
Property, plant and equipment, ending balance	3,308,616	3,179,299	3,127,091
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,115,573	4,934,443	4,909,134
Property, plant and equipment, ending balance	5,315,120	5,115,573	4,934,443
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,936,274)	(1,807,352)	(1,670,699)
Property, plant and equipment, ending balance	(2,006,504)	(1,936,274)	(1,807,352)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,967,787	2,865,308	3,177,262
Acquisitions	448,850	56,111	17,835
Disposals and cancellations	(258,899)	(39,522)	(42,641)
Depreciation charges	(199,457)	(296,837)	(287,148)
Transfer to assets held for sale (Note 3)	(18,459)
Transfers	118,110	382,727
Translation differences	0	0	0
Property, plant and equipment, ending balance	3,057,932	2,967,787	2,865,308
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,875,810	4,608,326	4,815,910
Property, plant and equipment, ending balance	5,014,747	4,875,810	4,608,326
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,908,023)	(1,743,018)	(1,638,648)
Property, plant and equipment, ending balance	(1,956,815)	(1,908,023)	(1,743,018)
Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	181,293	207,069	0
Acquisitions	165,246	356,951	207,069
Disposals and cancellations	0	0	0
Depreciation charges	0	0	0
Transfer to assets held for sale (Note 3)	0
Transfers	(118,110)	(382,727)
Translation differences	0	0	0
Property, plant and equipment, ending balance	228,429	181,293	207,069
Vessels under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	181,293	207,069	0
Property, plant and equipment, ending balance	228,429	181,293	207,069
Vessels under construction | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,001	52,955	58,908
Acquisitions	14,060	23,476	25,701
Disposals and cancellations	0	0	0
Depreciation charges	(21,509)	(47,387)	(31,702)
Transfer to assets held for sale (Note 3)	0
Transfers	0	0
Translation differences	(59)	(43)	48
Property, plant and equipment, ending balance	21,493	29,001	52,955
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	53,226	113,859	88,182
Property, plant and equipment, ending balance	66,785	53,226	113,859
Right-of-use assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(24,225)	(60,904)	(29,274)
Property, plant and equipment, ending balance	(45,292)	(24,225)	(60,904)
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,218	1,759	2,265
Acquisitions	164	142	285
Disposals and cancellations	0	0	(2)
Depreciation charges	(610)	(680)	(802)
Transfer to assets held for sale (Note 3)	0
Transfers	0	0
Translation differences	(10)	(3)	13
Property, plant and equipment, ending balance	762	1,218	1,759
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,244	5,189	5,042
Property, plant and equipment, ending balance	5,159	5,244	5,189
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,026)	(3,430)	(2,777)
Property, plant and equipment, ending balance	$ (4,397)	$ (4,026)	$ (3,430)